Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 11, 2016
Document Creation Date	dei_DocumentCreationDate	Jul. 08, 2016